Income Taxes (Income Tax Reconciliation) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Income Tax Expense (Benefit), Continuing Operations, Income Tax Reconciliation [Abstract]
Income (loss) before income taxes	$ 156,797,000	$ 160,274,000
Income tax expense (recovery) at the combined basic rate	51,060,000	52,648,000
Large corporation and state tax	4,374,000	5,008,000
International financing	(23,195,000)	(23,296,000)
Withholding tax on foreign dividends	328,000	4,649,000
Tax on other non-deductible expenses	1,510,000	1,431,000
Non-taxable income	(3,342,000)	(2,696,000)
Net revisions to certain tax bases and tax rates	1,378,000	(2,137,000)
Other Adjustments	808,000	(1,931,000)
Total Income Tax Expense	$ 32,921,000	$ 33,676,000